Document and Entity Information	Sep. 26, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 26, 2023
Entity File Number	001-40157
Entity Registrant Name	TWIN RIDGE CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001840353
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1577338
Entity Address, Address Line One	999 Vanderbilt Beach Road, Suite 200
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34108
City Area Code	212
Local Phone Number	235-0292
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	TRCA.U
Security Exchange Name	NYSE
Class A ordinary shares included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	TRCA
Security Exchange Name	NYSE
Warrants included as part of the Units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TRCA WS
Security Exchange Name	NYSE